UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-10181

Name of Fund: Government Securities Delaware, LLC

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Alan Levy, President, Government
      Securities Delaware, LLC, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 12/31/08

Date of reporting period: 07/01/08 - 09/30/08

Item 1 - Schedule of Investments

                                             Government Securities Delaware, LLC

Schedule of Investments as of September 30, 2008 (Unaudited)

                  Face
                 Amount               Investments                                            Value
-------------------------------------------------------------------------------------------------------
Notes -                       Merrill Lynch & Co., Inc., 2.5575%
96.1%        $ 500,000,000      due 8/15/2009 (a)(b)                                    $   500,000,000
                              Merrill Lynch Capital Services, Inc., 2.5675%
               500,000,000      due 8/15/2009 (a)(b)                                        500,000,000
-------------------------------------------------------------------------------------------------------
                              Total Investments (Cost - $1,000,000,000*) - 96.1%          1,000,000,000

                              Other Assets Less Liabilites - 3.9%                            41,059,308
                                                                                        ---------------
                              Net Assets - 100.0%                                       $ 1,041,059,308
                                                                                        ===============

--------------------------------------------------------------------------------
*     Cost for federal income tax purposes
(a)   Floating rate security.
(b) Investments in companies considered to be an affiliate of the Company, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:
      --------------------------------------------------------------------------
      Affiliate                                Net Activity      Interest Income
      --------------------------------------------------------------------------
      Merrill Lynch & Co., Inc.,
        2.5575% due 8/15/2009                       --              $ 11,586,063
      Merrill Lynch Capital Services, Inc.,
        2.5675% due 8/15/2009                       --              $ 11,660,980
      --------------------------------------------------------------------------

o     Swap contracts outstanding as of September 30, 2008 were as follows:

      ----------------------------------------------------------------------------------------------------
                                                                       Notional                Unrealized
                                                                        Amount                Depreciation
      ----------------------------------------------------------------------------------------------------
      Receive a fixed rate of 1.1575% and 6-month LIBOR
      reset each February 15th and August 15th, minus 1.09%
      and pay a 1-month LIBOR, reset on the 15th of each
      month, plus .07% compounded

      Broker, Merrill Lynch Capital Services, Inc.
      Expires August 2009                                           $ 1,000,000,000           $   (940,000)

      Receive a 6-month LIBOR, reset each February 15th and August 15th, minus 1.09% and pay semi-annual payments of $41,112

      Broker, Merrill Lynch Capital Services, Inc.
      Expires August 2009                                           $       277,778                (66,701)
      ----------------------------------------------------------------------------------------------------
      Total                                                                                   $ (1,006,701)
                                                                                              ============

o Effective January 1, 2008, Government Securities Delaware (the "Company") adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

      Level 1 -   price quotations in active markets/exchanges for identical securities
      Level 2 -   other observable inputs (including, but not limited to:
                  quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market
                  -corroborated inputs)
      Level 3 -   unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Company's own assumptions used in determining the fair value of investments)

      The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Company's policy regarding valuation of investments and other significant accounting policies, please refer to the Company's most recent financial statements as contained in its semi-annual report.

      The following table summarizes the inputs used as of September 30, 2008 in determining the fair valuation of the Company's investments:
      -------------------------------------------------------------------------
        Valuation                         Investments in        Other Financial
         Inputs                             Securities            Instruments
      -------------------------------------------------------------------------
         Level 1                                      --                     --
         Level 2                         $ 1,000,000,000           $ (1,006,701)
         Level 3                                      --                     --
      -------------------------------------------------------------------------
          Total                          $ 1,000,000,000           $ (1,006,701)
      =========================================================================
      *Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as swaps, which are valued at the unrealized appreciation/depreciation on the investment.

Item 2 -    Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to use by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -    Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Government Securities Delaware, LLC


By: /s/ Alan Levy
    -----------------------------------
    Alan Levy,
    President of
    Government Securities Delaware, LLC

Date: November 25, 2008

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Alan Levy
    -----------------------------------
    Alan Levy,
    President of
    Government Securities Delaware, LLC

Date: November 25, 2008


By: /s/ Peter Cross
    -----------------------------------
    Peter Cross
    Treasurer (principal financial officer)
    Government Securities Delaware, LLC

Date: November 25, 2008